NOTE 14: CONVERTIBLE DEBENTURES	12 Months Ended
Dec. 31, 2019
Note 14 Convertible Debentures
CONVERTIBLE DEBENTURES

Convertible debentures consist of the following:

	As at December 31,
	2019	2018	2017
Balance, beginning of period	$274,466	$1,835,225	$468,329
Proceeds from Issuance of convertible debentures (a)(b)(c)(d)(e)(f)(g)(h)(i)	753,491	442,437	1,621,791
Amount allocated to conversion option (a)(b)(c)(d)(e)(f)(g)(h) (i)	(753,491)	(172,386)	(1,047,347)
Amount converted to units (a)(b)(c)(d)(e)(f)(g)(h)	—	(2,129,728)	—
Unrealized foreign exchange loss	5,564	—	—
Interest expense	45,112	57,397	125,079
Accretion expense	102,178	241,521	667,373
	$427,320	$274,466	$1,835,225

Conversion feature consists of the following:

	For the year ended December 31,
	2019	2018	2017
Balance, beginning of period	$22,565	$1,015,997	$—
Amount allocated to conversion option (a)(b)(c)(d)(e)(f)(g)(h) (i)	753,491	172,386	1,015,997
Amount converted to units (a)(b)(c)(d)(e)(f)(g)(h)	(189,735)	(298,247)	—
Gain on change in fair value of conversion feature	(583,526)	(890,136)	—
	$2,795	$22,565	$1,015,997

Fair value of the conversion feature is based on the following assumptions for the Black-Scholes option pricing on the respective grant dates:

Grant Date	Expected Life (years)	Unit Price			Expected Volatility	Risk-Free Rate	Grant Date Fair Value
March 1, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$662,061
June 26, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$82,332
July 31, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$72,831
July 31, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$169,959
July 31, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$34,832
August 22, 2017	1	$0.0056	$	(C0.0075)	100.0%	0.76%	$25,332
September 27, 2018	1	$0.14	$	(C0.18)	100.0%	1.85%	$172,386
April 2, 2019	1	$0.20	$	(C0.27)	100.0%	1.57%	$599,460
May 3, 2019	1	$0.24	$	(C0.32)	100.0%	1.67%	$154,031

Fair value of the conversion feature is based on the following assumptions for the Black-Scholes option pricing on the respective revaluation dates:

Grant Date	Expected Life (years)	Unit Price			Expected Volatility	Risk-Free Rate	Grant Date Fair Value
December 31, 2018	0.74	$0.07	$	(C0.095)	100.0%	1.85%	$22,565
December 31, 2019	0.25 -0.34	$0.03	$	(C0.04)	100.0%	1.71%	$2,795

Expected dividend yield is 0% for all measurement dates.

i.	On March 1, 2017, the Company raised $1,010,314 through the issue of convertible debentures net of finder fees, expiring on March 1, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $662,061 using the Black-Scholes option pricing model. The convertible debenture was converted into 5,548,819 units of the Company on April 23, 2018 as part of the Transaction. Each unit is comprised of one common share and one common share purchase warrant. The fair value assigned to the conversion feature was at $298,247 and the fair value assigned to the debt component was $1,010,314 on the conversion date (note 17(a)(xxiii)).

ii.	On June 26, 2017, the Company raised $130,000 through the issue of convertible debentures, expiring on June 26, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $82,332 using the Black-Scholes option pricing model. The convertible debenture was converted into 698,925 common shares of the Company on April 23, 2018 as part of the Transaction. Each unit is comprised of one common share and one common share purchase warrant. The fair value assigned to the conversion feature was at $nil and the fair value assigned to the debt component was $130,000 on the conversion date (note 17(a)(xxiii)).

iii.	On July 31, 2017, the Company raised $115,000 through the issue of convertible debentures, expiring on July 31, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $72,831 using the Black-Scholes option pricing model. The convertible debenture was converted into 618,280 common shares of the Company on April 23, 2018 as part of the Transaction. Each unit is comprised of one common share and one common share purchase warrant. The fair value assigned to the conversion feature was at $nil and the fair value assigned to the debt component was $115,000 on the conversion date (note 17(a)(xxiii)).

iv.	On July 31, 2017, the Company converted accounts payable in the aggregate amount of $268,366 into convertible debentures expiring on July 31, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $169,959 using the Black-Scholes option pricing model. The convertible debenture was converted into 1,348,426 common shares of the Company on April 23, 2018 as part of the Transaction. Each unit is comprised of one common share and one common share purchase warrant. The fair value assigned to the conversion feature was at $nil and the fair value assigned to the debt component was $268,366 on the conversion date (note 17(a)(xxiii)).

v.	On July 31, 2017, three outstanding notes payable in the aggregate amount of $58,111 were converted into convertible debentures expiring on July 31, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $34,832 using the Black-Scholes option pricing model. The convertible debenture was converted into 295,669 units of the Company on April 23, 2018 as part of the Transaction. Each unit is comprised of one common share and one common share purchase warrant. The fair value assigned to the conversion feature was at $nil and the fair value assigned to the debt component was $58,111 on the conversion date (note 17(a)(xxiii)).

vi.	On August 22, 2017, the Company raised $40,000 through the issue of convertible debentures, expiring on August 22, 2018. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to C$0.39 ($0.30). The fair value of the conversion feature at the grant date was estimated at $25,332 using the Black-Scholes option pricing model. The convertible debenture was converted into 215,054 units of the Company on April 23, 2018 as part of the Transaction. Each unit is comprised of one common share and one common share purchase warrant. The fair value assigned to the conversion feature was at $nil and the fair value assigned to the debt component was $40,000 on the conversion date (note 17(a)(xxiii)).

vii.	On September 27, 2018, the Company raised $442,437 (C$575,060) through the issue of convertible debentures, expiring on September 27, 2019. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to $0.14 (C$0.19). The fair value of the conversion feature at the grant date was estimated at $172,386 using the Black-Scholes option pricing model. A total of $57,791 (C$75,060) was converted to 422,678 units on December 14, 2018. The fair value assigned to the conversion feature was at $nil and the fair value assigned to the debt component was $18,990 on the conversion date (note 17(a)(xxxii)).

On May 7, 2020, pursuant to the conversion of convertible debentures with a face value of $178,380 (C$250,000) and accrued interest of $20,600 (C$28,871), the Company issued 3,064,515 common shares and 3,064,515 common share purchase warrants (note 26(b)(vi)).

viii.	On April 2, 2019, the Company raised $599,460 (C$799,500) through the issue of convertible debentures, expiring on April 2, 2020. The Company incurred transaction costs of $55,669 (C$74,285) comprised of 40,000 common shares issued to agents with a fair value of $0.14 (C$0.20), based on share price on the date of issuance, for consideration of $5,995 (C$8,000) (Note 17(a)), 295,590 share purchase warrants issued to agents with an exercise price of $0.12 (C$0.16) and a fair value of $21,305 (Note 17(c)) and cash of $28,369 (C$37,855). As part of the debenture financing, the Company also issued 295,590 share purchase warrants to agents. The share purchase warrants have an exercise price of $0.12 (C$0.16) and expire on April 2, 2021 (note 17(c)). The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to $0.16 (C$0.21). The fair value of the conversion feature at the grant date was estimated at $599,460 using the Black-Scholes option pricing model.

During the year ended December 31, 2019, $326,210 (C$432,000) was converted into 3,991,524 units of the Company consisting of one common share and one share purchase warrant (Note 17(a)). The cumulative fair value assigned to the conversion feature was at $189,735 and the fair value assigned to the debt component was $nil on the respective conversion dates (note 17(a)(xiii - xxi)).

On April 7, 2020, pursuant to the conversion of convertible debentures with a face value of $268,554 (C$367,500) and accrued interest of $16,113 (C$22,050), the Company issued 3,541,366 units. Each unit is comprised of one common share and one common share purchase warrant (note 26(b)(iv)).

ix.	On May 3, 2019, the Company raised $154,031 (C$207,270) through the issue of convertible debentures, expiring on September 27, 2019. The holder may at any time during the term of the convertible debenture convert all or part into units of the Company consisting of one common share and one share purchase warrant. Each warrant entitles the holder to acquire one common share at an exercise price equal to $0.16 (C$0.21). The fair value of the conversion feature at the grant date was estimated at $154,031 using the Black-Scholes option pricing model. On April 8, 2020, pursuant to the conversion of convertible debentures with a face value of $147,691 (C$207,270) and accrued interest of $8,254 (C$11,584), the Company issued 1,989,588 units. Each unit is comprised of one common share and one common share purchase warrant (note 26(b)(v)).

x.	The conversion features were not revalued at December 31, 2017 as the conversion price was dependent on completion of the Transaction. As a result of the Transaction, the fair value of the conversion features associated with the convertible debenture issuances during the year ended December 31, 2017 were deemed to be $nil as the convertible debentures outstanding on the date of the Transaction were all converted to common shares of the Company. Accordingly, the Company recognized a gain on change on change in fair value of conversion feature of $1,047,347 for the year ended December 31, 2018.